Advances to joint ventures - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jan. 31, 2022	Dec. 31, 2021
Advances to Joint Ventures [Line Items]
Due from joint ventures	$ 10,202		$ 7,511
Due from joint ventures increase during the period		$ 2,300
Accrued interests included in outstanding balance of shareholder loans	$ 400
Debt service coverage ratio	1.20%
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from joint ventures	$ 8,000		6,600
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from joint ventures	$ 2,200		$ 900
Shareholder [Member]
Advances to Joint Ventures [Line Items]
Interest rate percentage	8.00%